Loss per share (Tables)	12 Months Ended
Oct. 31, 2025
Earnings per share [abstract]
Schedule of loss per share

For the years ended	2025	2024
	$	$
Net loss for the year	(51,404)	(3,811)
Non-controlling interest portion of net income (loss)	(657)	526
Net loss attributable to the owners of the Company	(50,747)	(4,337)
	#	#
Weighted average number of common shares - basic	82,178,620	79,556,928
Basic and diluted loss per share	(0.62)	(0.05)